Other financial assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Colombian pesos
Other financial assets
Average rate of return on investments	12.90%	4.30%
US Dollar
Other financial assets
Average rate of return on investments	7.70%	13.11%